Restricted Cash	12 Months Ended
Dec. 31, 2015
Restricted Cash
Restricted Cash

3. Restricted Cash

        The Company was required to maintain cash of $2.8 million as of December 31, 2015 and December 31, 2014 in a retention bank accounts as collateral for the upcoming scheduled debt payments of its KEXIM and KEXIM-ABN Amro credit facilities, which were recorded under current assets in the Company's Balance Sheets.